RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Schedule of Transactions Between Related Parties	The names and relationships of related-parties are disclosed below:

Related Party	Relationship with Gogoro
Nan Shan General Insurance Co., Ltd.	Related party in substance
Nan Shan Life Insurance Co., Ltd.	Related party in substance
Gold Sino Assets Limited	Major shareholder
Castrol Gogoro Mobility Joint Stock Company	Investee
Gogoro Philippines Inc.	Associate
Compensation of key management personnel

	For the Year Ended December 31
	2025	2024	2023
Share-based payments	$560	$3,309	$11,438
Short-term employee benefits	1,242	2,264	2,943
Post-employment benefits	7	13	17
	$1,809	$5,586	$14,398